Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net revenue from services rendered	R$ 5,940,456	R$ 6,196,465	R$ 5,016,488
Net income (loss) from financial instruments at amortized cost and at fair value through other comprehensive income	1,145,395	(1,559,464)	183,393
Net income from financial instruments at fair value through profit or loss	6,261,539	7,440,111	2,951,724
Total revenue and income	13,347,390	12,077,112	8,151,605
Operating costs	(3,871,096)	(3,430,109)	(2,645,359)
Selling expenses	(138,722)	(227,483)	(134,915)
Administrative expenses	(5,641,233)	(4,692,698)	(3,013,598)
Other operating income (expenses), net	256,944	324,354	171,053
Expected credit losses	(94,159)	(92,560)	(55,564)
Interest expense on debt	(402,303)	(135,732)	(52,671)
Share of profit or (loss) in joint ventures and associates	(12,165)	(7,710)	862
Income before income tax	3,444,656	3,815,174	2,421,413
Income tax expense	135,555	(222,714)	(339,924)
Net income for the year	3,580,211	3,592,460	2,081,489
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad	(19,645)	20,977	57,439
Gains (losses) on net investment hedge	17,252	(18,758)	(60,563)
Changes in the fair value of financial assets at fair value through other comprehensive income	218,106	(549,017)	24,203
Other comprehensive income (loss) for the period, net of tax	215,713	(546,798)	21,079
Total comprehensive income for the year	3,795,924	3,045,662	2,102,568
Net income attributable to:
Owners of the Parent company	3,579,050	3,589,416	2,076,430
Non-controlling interest	1,161	3,044	5,059
Total comprehensive income attributable to:
Owners of the Parent company	3,794,763	3,042,618	2,097,509
Non-controlling interest	R$ 1,161	R$ 3,044	R$ 5,059
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share (in R$ per share)	R$ 6.4438	R$ 6.4211	R$ 3.7597
Diluted earnings per share (in R$ per share)	R$ 6.2461	R$ 6.2588	R$ 3.7138